UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temujin Fund Management, LLC
Address: 140 Broadway
         45th Floor
         New York, NY  10005

13F File Number:  28-12545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Arp
Title:     COO
Phone:     212-509-3553

Signature, Place, and Date of Signing:

     /s/ Sean Arp     New York, NY/USA     May 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $13,542 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATHEROS COMMUNICATIONS INC     COM              04743P108      774    20000 SH  PUT  SOLE                    20000        0        0
BROWN & BROWN INC              COM              115236101      629    35090 SH       SOLE                    35090        0        0
GALLAGHER ARTHUR J & CO        COM              363576109      754    30702 SH       SOLE                    30702        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     3674    54191 SH       SOLE                    54191        0        0
MOLEX INC                      COM              608554101      342    16400 SH       SOLE                    16400        0        0
SCHULMAN A INC                 COM              808194104      482    19683 SH       SOLE                    19683        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     2690    22995 SH       SOLE                    22995        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     2992    20900 SH       SOLE                    20900        0        0
ULTRATECH INC                  COM              904034105      565    41560 SH       SOLE                    41560        0        0
WEYERHAEUSER CO                COM              962166104      640    14128 SH       SOLE                    14128        0        0